Operational context	12 Months Ended
Dec. 31, 2022
Operational context
Operational context

1            Operational context

CI&T Inc (“CI&T” or “Company”) is a publicly held company incorporated in the Cayman Islands on June 2021, headquartered at Rua Dr. Ricardo Benetton Martins, 1000, Pólis de Tecnologia, in the City of Campinas, State of São Paulo, Brazil. As a holding company, it is mainly engaged in the investment, as a partner or shareholder, in other companies, consortia or joint ventures in Brazil, and other countries. The Company’s subsidiaries are mainly engaged in the development of customizable software through the implementation of software solutions, including machine learning, artificial intelligence (AI), analytics, cloud migration and mobility technologies.

These consolidated financial statements comprise the Company and its subsidiaries (collectively referred to as the “Group”).

Unless otherwise indicated or if the context otherwise requires, all references in these consolidated financial statements to “CI&T Brazil” refer to CI&T Software S.A., one of the Company’s subsidiaries.

Since November 10, 2021 CI&T has been a publicly-held company registered with the US Securities and Exchange Commission (the “SEC ”) and its shares are traded on the New York Stock Exchange (“NYSE ”) under the ticker symbol “CINT”.

a.	Corporate restructuring

CI&T Inc. became the holding entity of CI&T Software S.A. (“CI&T Brazil”) in connection with the initial public offering. Prior to the IPO, CI&T Inc. had not begun operations, had nominal assets and liabilities, and had no material contingent liabilities or commitments.

On October 04, 2021, CI&T Inc. established, as a sole member, the subsidiary CI&T Delaware LLC (“CI&T Delaware”). The main office is located at 251 Little Falls Drive, Wilmington, Delaware, 19808. On November 8, 2021, all CI&T Brazil’s shares were contributed to CI&T Delaware and, subsequently, CI&T Delaware’s shares were transferred to CI&T Inc. Until this corporate reorganization, CI&T Brazil, an operating company, was the ultimate holding of the Group, and it consolidated the results of all companies until that date.

The Group accounted for the restructuring as a business combination of entities under common control, and the pre-combination carrying amounts of CI&T Brazil are included in CI&T’s consolidated financial statements with no fair value uplift. Thus, these consolidated financial statements reflect:

(i)	The historical operating results and financial position of CI&T Brazil prior to the restructuring;
(ii)	The consolidated results of the Group following the restructuring;
(iii)	The assets and liabilities of CI&T Brazil and its then subsidiaries at their historical cost;
(iv)	The number of ordinary shares issued by CI&T, as a result of the restructuring is reflected retroactively to January 1, 2020, for purposes of calculating earnings per share;
(v)	CI&T Brazil shares were contributed in CI&T Delaware at its book value as at November 8, 2021;
(vi)	As the remaining equity reserves of CI&T Brazil are no longer applicable to CI&T, they were added to the initial capital reserve balance (see note 22.c).